Supply Chain Financing (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Supplier Finance Program

The changes in the Group’s outstanding payment obligations confirmed as valid under the supplier chain financing program for the year ended December 31, 2023 and 2024, are as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	—	456,965
Purchase from suppliers	895,161	384,375
Payment to suppliers	(438,196)	(307,662)
Balance at ending of the year	456,965	533,678